Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Sales revenue	¥ 16,907,725	¥ 14,552,696	¥ 13,170,519
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,038,952	9,296,091	8,934,468
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	16,907,725	14,552,696	13,170,519
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	2,937,148	3,036,832	3,050,270
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,409,584	2,354,532	2,190,797
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	4,373,329	4,490,562	4,242,405
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	7,905,936	6,728,800	6,291,857
Other Countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	1,728,475	1,768,697	1,641,793
Other Countries [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 6,592,205	¥ 5,469,364	¥ 4,687,865